SCHEDULE OF PREPAID EXPENSES (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Prepaid Expenses
Software license	$ 1,134	$ 8,000	$ 8,000
Insurance			3,410
Prepaid rents		2,000
SEC filing fees	3,440	4,728
Other	5,850	4,558	1,350
Total	$ 10,424	$ 19,286	$ 12,760